BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
BENEFIT PLANS
Schedule of total nondiscretionary contributions to the plan

	Year ended December 31,
	2020	2019	2018
Nondiscretionary contributions	$753,000	$875,000	$404,000